Share-based compensation - Free ordinary shares (Details) - Free ordinary shares program	12 Months Ended
	Dec. 31, 2023 shares tranche	Dec. 31, 2022 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares granted (in shares) | shares	445,320	401,911
Number of equal tranches to exercise awards	3
Number of tranches rounded down if the third tranche is not a whole number	2
Minimum number of vested free shares of each tranche	20.00%
Tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage	33.33%
Tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage	33.33%
Tranche three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage	33.33%